Equity (Changes in Noncontrolling Interests) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net [Abstract]
Net income attributable to common shareowners	$ 1,463	$ 1,432	$ 1,560	$ 1,266	$ 2,057	$ 1,415	$ 1,328	$ 330	$ 5,721	$ 5,130	$ 4,979
Transfers to noncontrolling interest - Increase in common stock for purchase of subsidiary shares									0	0	3
Transfers to noncontrolling interests - Decrease in common stock for purchase of subsidiary shares									(49)	(34)	(54)
Change from net income attributable to common shareowners and transfers to noncontrolling interest									$ 5,672	$ 5,096	$ 4,928